Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,427,181	$ 1,706,253
Shareholders’ equity	1,527,432	1,557,752
Total capitalization	$ 2,954,613	$ 3,264,005
Long-term debt to long-term debt plus equity ratio	0.48%	0.52%